Intangible assets - Summary of amortisation charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets	$ 4,207	$ 3,923	$ 3,926
Cost of sales
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets	86	33	32
Research and development expense.
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets	47	25	28
Selling, general and administrative expense
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets	4,073	3,865	3,866
Other operating income and expense
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets	1
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets	3,928	3,761	3,771
Product, marketing and distribution rights | Cost of sales
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets	32	32	32
Product, marketing and distribution rights | Research and development expense.
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets		3
Product, marketing and distribution rights | Selling, general and administrative expense
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets	3,896	3,726	3,739
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets	181	78	75
Other intangibles | Cost of sales
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets		1
Other intangibles | Research and development expense.
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets	26	22	28
Other intangibles | Selling, general and administrative expense
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets	155	55	47
Software development costs
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets	98	84	80
Software development costs | Cost of sales
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets	54
Software development costs | Research and development expense.
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets	21
Software development costs | Selling, general and administrative expense
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets	22	$ 84	$ 80
Software development costs | Other operating income and expense
Disclosure of reconciliation of changes in intangible assets
Amortisation of Intangible assets	$ 1